SCHEDULE OF CLAIMS AND ADVANCES (Details) - USD ($)		Dec. 31, 2023	Mar. 31, 2023
Claims And Advances
Refundable taxes (1)	[1]		$ 86
Total			$ 86

[1]	The balance represents Tax deducted by the Vendors/ Suppliers which will be refunded to the Company upon filing of income tax return for the respective year.